Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Minnesota Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(0.82%)
Life of Class	(0.04%)
Inception Date	Nov. 07, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.82%)
Life of Class	(0.04%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.35%
Life of Class	0.70%
Class B
Average Annual Return:
1 Year	(1.59%)
Life of Class	(0.04%)
Inception Date	Nov. 07, 2006
Class C
Average Annual Return:
1 Year	2.35%
Life of Class	0.35%
Inception Date	Nov. 07, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	3.86%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	2.00%	[1]

[1]	From 10/31/06.